4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments And Risk Management Tables
Schedule of commitments and contractual obligations

The table below summarizes the commitments and contractual obligations that may impact the Company’s liquidity:

	Book value	Cash flow contracted	2018	2019	2020	2021	2022	2023 onwards
Non derivative financial liabilities
Loans and financing	11,410.7	11,953.8	4,533.2	4,459.4	1,337.1	99.5	720.7	803.9
BRF bonds	4,479.2	5,262.4	662.3	143.0	143.0	143.0	2,508.2	1,663.0
BFF bonds	292.2	336.4	20.6	20.6	295.1	-	-	-
BRF GMBH bonds	1,628.9	2,301.5	71.9	71.9	71.9	71.9	71.9	1,941.8
Quickfood bonds	168.0	265.9	57.5	89.5	60.6	43.6	14.7	-
SHB bonds	2,465.4	3,247.0	117.8	117.8	117.8	117.8	117.8	2,657.8
Trade accounts payable	6,445.5	6,445.5	6,445.5	-	-	-	-	-
Supply chain finance	715.2	715.2	715.2	-	-	-	-	-
Financial lease	232.6	352.8	72.5	63.5	45.4	29.4	24.4	117.6
Operational lease	-	655.6	374.9	76.8	44.6	34.5	31.7	93.0

Derivative financial liabilities
Financial instruments designated as cash flow hedge
Swap (Interest rate and exchange rate)	166.3	166.4	166.1	0.3	-	-	-	-
Currency derivatives (NDF)	6.8	10.3	10.3	-	-	-	-	-
Commodities derivatives - Corn (NDF)	4.6	5.0	5.0	-	-	-	-	-
Commodities derivatives - Soybean meal (NDF)	3.0	3.0	3.0	-	-	-	-	-
Commodities derivatives - Soybean oil (NDF)	0.1	0.1	0.1	-	-	-	-	-
Currency derivatives (options)	25.9	0.5	0.5	-	-	-	-	-
Commodities derivatives - Corn (NDF)	0.6	-	-	-	-	-	-	-
Commodities derivatives - Soybean (Options)	1.5	0.2	0.2	-	-	-	-	-
Financial instruments not designated as cash flow hedge
Currency derivatives (NDF)	2.0	9.4	9.4	-	-	-	-	-
Currency derivatives (Future)	0.2	0.2	0.2	-	-	-	-	-
Swap (index / currency / stocks)	86.5	86.4	57.6	28.8	-	-	-	-
Commodities derivatives (Future)	2.0	-	-	-	-	-	-	-

Schedule of assets and liabilities denominated in foreign currency

Assets and liabilities denominated in foreign currency are as follows, summarized in Brazilian Reais:

	12.31.17	12.31.16

Cash and cash equivalents	278.1	27.7
Trade accounts receivable	862.2	1,512.4
Trade accounts payable	31.4	(707.3)
Loans and financing	(6,136.4)	(5,425.2)
Hedge	3,049.7	3,477.7
Investments, net	1,985.7	441.8
Other assets and liabilities, net	(15.3)	74.8
	-	-
Foreign exchange exposure	55.4	(598.3)

Schedule of debt levels and net debt

The Company monitors debt levels and net debt, which are shown below:

	12.31.17			12.31.16
	Current	Non-current	Total	Total
Foreign currency debt	(1,438.6)	(9,662.8)	(11,101.3)	(10,318.7)
Local currency debt	(3,592.8)	(5,750.3)	(9,343.0)	(8,643.6)
Other financial liabilities	(299.5)	-	(299.5)	(529.6)
Gross debt	(5,330.9)	(15,413.1)	(20,743.8)	(19,491.9)

Marketable securities and cash and cash equivalents	6,239.3	568.8	6,808.1	7,506.9
Other financial assets	90.5	-	90.5	198.0
Restricted cash	127.8	407.8	535.6	645.9
Net debt	1,126.7	(14,436.5)	(13,309.6)	(11,141.1)

Schedule of derivative financial instruments

The positions of outstanding derivative financial instruments are as follows:

			12.31.17		12.31.16
Instrument	Hedge object	Reference currency (notional)	Reference value (notional)	Fair value (1)	Reference value (notional)	Fair value (1)
Financial instruments designated as hedge accounting
NDF - U.S. Dollar sale	Currency	US$	208.4	(3.7)	106.9	6.6
NDF - Euro sale	Currency	EUR	15.0	(0.6)	145.0	56.9
NDF - Pound Sterling sale	Currency	GBP	25.0	(0.9)	34.0	11.1
Currency swap - U.S. Dollar	Currency	BRL	250.0	(153.2)	250.0	(150.8)
Interest rate swap - U.S. Dollar	Interest	US$	100.0	(2.5)	200.0	(11.3)
Options - U.S. Dollar	Currency	US$	361.8	(2.6)	1,322.0	66.8
Options - Euro	Currency	EUR	-	-	80.0	16.9
NDF - Commodities purchase	Commodities	Ton/US$	598.5	(7.5)	85.0	(0.9)
NDF - Commodities sale	Commodities	Ton/US$	77.7	1.8	308.6	1.8
Future - B3	Commodities	Ton/US$	99.1	0.3	32.0	-
Options (Collar) - Commodities	Commodities	Ton/US$	49.9	(1.5)	-	-
Interest rate swap - U.S. Dollar	Interest	US$	200.0	(10.8)	200.0	(22.0)
NDF - U.S. Dollar sale	Currency	US$	80.0	(0.4)	-	-
Options - U.S. Dollar	Currency	US$	40.0	0.2	-	-
Fixed exchange rate - U.S. Dollar	Currency	US$	-	-	0.8	(0.1)
Fixed exchange rate - Euro	Currency	EUR	-	-	6.6	(0.2)
Fixed exchange rate - Pound Sterling	Currency	GBP	-	-	6.6	-
Total				(181.4)		(25.2)

Financial instruments not designated as hedge accounting
NDF - Purchase of U.S. Dollar	Currency	US$	800.0	(2.0)	680.0	(82.5)
NDF - Purchase of Euro	Currency	EUR	30.0	0.2	-	-
Currency swap - U.S. Dollar	Currency	US$	50.0	1.3	222.0	(200.8)
Currency swap - Euro	Currency	EUR	-	-	13.8	(17.7)
Interest rate - R$	Interest	BRL	549.0	23.9	50.0	0.4
Interest rate - U.S. Dollar	Interest	US$	8.3	-	-	-
Stock swap (2)	Stock	BRL	510.1	(86.4)	-	-
Future - B3	Currency	US$	36.0	(0.2)	150.0	(5.2)
NDF - Purchase of Euro	Currency	EUR	550.0	36.2	300.0	(0.5)
Options -Turkish Lira	Currency	US$	50.0	(0.6)	-	-
Fixed exchange rate - US$	Currency	US$	-	-	0.8	-
Total				(27.6)		(306.3)

Total				(209.0)		(331.5)

(1)	The fair value determination method used by the Company consists of calculating the future value based on the contracted conditions and determining the present value based on market curves, obtained from the database of Bloomberg, Reuters, Brazil Central Bank and B3.
(2)	Total Return Swap asset in BRF’s stocks and liability in percentage of CDI.

Schedule of position of the currency non-deliverable forward - NDF

The position of the currency non-deliverable forward – NDF, by maturity, as well as the weighted average exchange rates and the fair value, are presented as follows:

12.31.17
SHORT	R$ x US$			R$ x EUR			R$ x GBP
Maturities	Notional (US$)	Average rate	Fair value	Notional (EUR)	Average rate	Fair value	Notional (GBP)	Average rate	Fair value
Financial instruments designated as cash flow hedge
January 2018	130.0	3.2891	(3.2)	15.0	3.9244	(0.6)	10.0	4.3710	(0.9)
43132	78.4	3.3128	(0.5)	-	-	-	15.0	4.4690	-
	208.4	3.2980	(3.7)	15.0	3.9244	(0.6)	25.0	4.4298	(0.9)

LONG	US$ x R$			EUR x R$
Maturities	Notional (US$)	Average rate	Fair value	Notional (EUR)	Average rate	Fair value
Financial instruments not designated as hedge accounting
March 2018	800.0	3.3381	(2.0)	30.0	4.0000	0.2
	800.0	3.3381	(2.0)	30.0	4.0000	0.2

SHORT	R$ x US$
Maturities	Notional (US$)	Average rate	Fair value
Financial instruments designated as cash flow hedge
January 2018	20.0	3.3238	0.2
February 2018	40.0	3.3059	(0.7)
March 2018	20.0	3.3340	-
	80.0	3.3174	(0.4)

LONG	US$ x EUR
Maturities	Notional (EUR)	Average rate	Fair value
Financial instruments not designated as hedge accounting
March 2018	550.0	1.1817	36.2
	550.0	1.1817	36.2

Schedule of position of the commodities non-deliverable forwards - NFD

The position of the commodities non-deliverable forwards – NFD, by maturity, as well as weighted average exchange rates and the fair value, are presented as follows:

LONG - Soybean meal	Quantity	Average rate	Fair
Maturities	Ton	US$/Ton	value
Designated as cash flow hedge
April 2018	10.0	131.80	(0.5)
June 2018	43.0	131.71	(1.7)
July 2018	13.0	129.43	(0.2)
August 2018	8.0	129.82	(0.2)
September 2018	8.0	128.74	(0.2)
November 2018	10.0	128.74	(0.2)
	92.0	130.65	(3.0)

LONG - Corn	Quantity	Average rate	Fair
Maturities	Ton	US$/Ton	value
Designated as cash flow hedge
February 2018	36.6	138.10	-
April 2018	320.0	145.12	(4.0)
August 2018	20.0	148.40	(0.1)
November 2018	80.0	152.38	(0.3)
December 2018	35.0	152.26	(0.1)
	491.6	146.42	(4.5)

LONG - Soybean oil	Quantity	Average rate	Fair
Maturities	Ton	US$/Ton	value
Designated as cash flow hedge
February 2018	3.0	731.33	-
April 2018	3.0	733.33	-
June 2018	2.0	745.16	-
July 2018	1.0	744.50	-
August 2018	1.0	744.94	-
September 2018	2.0	741.63	-
November 2018	3.0	732.74	-
	15.0	737.02	-

SHORT - Corn	Quantity	Average rate	Fair
Maturities	Ton	US$/Ton	value
Designated as fair value hedge
June 2018	33.7	149.87	0.6
August 2018	21.0	149.19	0.1
	54.7	149.61	0.7

SHORT - Soybean	Quantity	Average rate	Fair
Maturities	Ton	US$/Ton	value
Designated as fair value hedge
February 2018	23.0	367.26	1.1
	23.0	367.26	1.1

Schedule of interest rate and currency swap

The position of interest rate and currency swap is presented as follows:

12.31.17
Instrument	Maturity	Assets (Hedged object)	Liabilities (Protected risk)	Notional	Fair value
Financial instruments designated as cash flow hedge

Interest rate	06.18.18	LIBOR 3M + 2.60% p.a.	5.47% p.a.	100.0	(2.5)
Interest rate	02.01.19	LIBOR 6M + 2.70% p.a.	5.90% p.a.	100.0	(5.4)
Interest rate	02.01.19	LIBOR 6M + 2.70% p.a.	5.88% p.a.	100.0	(5.4)
				300.0	(13.3)

Currency swap	05.22.18	R$ + 7.75%	US$ + 1.60%	250.0	(153.0)

					(166.3)

Financial instruments not designated as hedge accounting
Interest rate	01.22.18	LIBOR 6M + 2.82% p.a.	5.86% p.a.	8.3	-
Interest rate - Bond	05.22.18	R$ (Fixed rate of 7.75% p.a.)	68.84% CDI	50.0	0.5
Interest rate	04.02.19	R$ (Fixed rate of 9.61% p.a.)	95.00% CDI	250.0	11.5
Interest rate	04.02.19	R$ (Fixed rate of 9.61% p.a.)	93.54% CDI	249.0	11.9
					23.9

Currency swap	04.12.19	US$ + 2,67% p.a.	110.91% CDI	50.0	1.3

Stock swap	02.05.19	BRFS3	110.00% CDI	510.1	(86.4)
					(61.3)

Schedule of currency options
The average rates of options contracts may not reflect the expected final result, such as those presented in the table of sensitivity analysis, since its consists of several transactions.

12.31.17
R$ x US$
Type	Maturities	Notional (US$)	Average US$	Fair value

Financial instruments designated as cash flow hedge
Collar - Call (Sale)	January 2018	(60.0)	3.4500	(2.0)
Collar - Put (Purchase)	January 2018	60.0	3.1900	0.9
Collar - Call (Sale)	February 2018	(61.8)	3.3660	(3.2)
Collar - Put (Purchase)	February 2018	61.8	3.2501	2.2
Collar - Call (Sale)	March 2018	(100.0)	3.4074	(5.6)
Collar - Put (Purchase)	March 2018	100.0	3.2894	6.0
Collar - Call (Sale)	April 2018	(40.0)	3.4393	(2.6)
Collar - Put (Purchase)	April 2018	40.0	3.3025	3.0
Collar - Call (Sale)	June 2018	(40.0)	3.4745	(3.3)
Collar - Put (Purchase)	June 2018	40.0	3.2250	2.3
Collar - Call (Sale)	July 2018	(20.0)	3.4930	(1.9)
Collar - Put (Purchase)	July 2018	20.0	3.3100	2.0
Collar - Call (Sale)	August 2018	(20.0)	3.5280	(2.0)
Collar - Put (Purchase)	August 2018	20.0	3.2900	1.9
Collar - Call (Sale)	September 2018	(20.0)	3.5380	(2.2)
Collar - Put (Purchase)	September 2018	20.0	3.2800	1.9
		-		(2.6)

12.31.17
R$ x US$
Type	Maturities	Notional (US$)	Average US$	Fair value

Financial instruments designated as cash flow hedge
Collar - Call (Sale)	April 2018	(20.0)	3.4500	(1.3)
Collar - Put (Purchase)	April 2018	20.0	3.2600	1.1
Collar - Call (Sale)	June 2018	(20.0)	3.4857	(1.7)
Collar - Put (Purchase)	June 2018	20.0	3.3300	2.1
		-		0.2

12.31.17
TRY x US$
Type	Maturities	Notional (US$)	Average US$	Fair value

Financial instruments not designated as hedge accounting
Collar - Call (Sale)	June 2018	(50.0)	4.4342	(2.0)
Collar - Put (Purchase)	June 2018	50.0	3.6960	1.4
				(0.6)

ii.	Soybean meal options

12.31.17
Soybean meal		Quantity	Average rate	Fair value
Type	Maturities	Ton	US$/Ton
Financial instruments designated as cash flow hedge
Collar - Call (Purchase)	February 2018	10.0	142.91	-
Collar - Put (Sale)	February 2018	(10.0)	122.04	(0.2)
Collar - Call (Purchase)	April 2018	20.0	146.65	0.1
Collar - Put (Sale)	April 2018	(20.0)	125.39	(0.7)
Collar - Call (Purchase)	June 2018	10.0	145.07	0.2
Collar - Put (Sale)	June 2018	(10.0)	126.18	(0.5)
Collar - Call (Purchase)	July 2018	10.0	141.14	0.2
Collar - Put (Sale)	July 2018	(10.0)	129.72	(0.7)
				(1.6)

Schedule of position of non-derivative financial instruments is presented

The position of non-derivative financial instruments designated as cash flow hedge is presented as follows:

			12.31.17		12.31.16
Hedge Instrument	Hedge object	Reference currency (notional)	Value (notional)	Fair value (1)	Value (notional)	Fair value (1)

Export prepayment - PPEs	Exchange rate	USD	208.3	689.2	300.0	977.7
Senior unsecured notes - Bonds	Exchange rate	USD	268.7	990.3	268.7	977.2
			-	-	-	-
			477.0	1,679.5	568.7	1,954.9

(1)	Reference value converted by FX rate in effect at year-end or partial repeal dates. This amount set forth the total that may impact the Company’s shareholders’ equity.

a.	Export prepayments – PPEs

The position of PPEs designated as cash flow hedge is presented as follows:

12.31.17
Hedge Instrument	Type of risk hedged	Maturities	Notional (US$)	Average rate	Fair value (1)

Export prepayment - PPE	US$ (E.R.)	01.2018 to 02.2019	208.3	1.8643	689.2

(1)	Reference value converted by the Ptax rate at the end of the year or partial revocation dates. This amount set forth the total that may impact the Company's shareholders' equity.

b.	Senior unsecured notes – Bonds

The position of bonds designated as cash flow hedge is presented as follows:

12.31.17
Hedge Instrument	Type of risk hedged	Maturities	Notional (US$)	Average rate	Fair value (1)

BRF SA BRFSBZ5	US$ (E.R.)	06.2022	118.7	2.0213	494.1
BRF SA BRFSBZ3	US$ (E.R.)	05.2023	150.0	2.0387	496.2

			268.7	2.0310	990.3

(1)	Reference value converted by the Ptax rate at the end of the year or partial revocation dates. This amount set forth the total that may impact the Company's shareholders' equity.

Schedule of gains and losses of derivative and non-derivative financial instruments

The unrealized gains and losses of derivative and non-derivative financial instruments designated as cash flow hedge while unrealized are recorded as a component of other comprehensive income, as set forth below:

	Shareholders' Equity
	12.31.17	12.31.16
Derivatives designated as cash flow hedges
Foreign exchange risks	(162.5)	(29.2)
Interest risks	(8.5)	(25.9)
Commodity risks	(10.6)	3.4
	(181.6)	(51.7)

Non derivatives designated as cash flow hedges
Foreign exchange risks	(682.1)	(812.0)

Gross losses	(863.7)	(863.7)
Deferred taxes on losses	291.5	287.7
OCI recognized by subsidiaries	-	-
Losses, net of taxes	(572.2)	(576.0)

Change in gross losses	-	820.0
Income taxes on financial instruments adjustments	3.8	(272.7)
OCI recognized by subsidiaries	-	-
Impact in other comprehensive income	3.8	547.3

Schedule of breakdown of financial instruments by category - except derivatives
Breakdown of financial instruments by category – except derivatives

	12.31.17
	Loans and receivables	Available for sale	Trading securities	Held to maturity	Financial liabilities	Total
Assets
Amortized cost
Cash and bank accounts	1,670.1	-	-	-	-	1,670.1
Marketable securities	-	-	-	257.0	-	257.0
Restricted cash	-	-	-	535.6	-	535.6
Trade accounts receivable	3,925.3	-	-	-	-	3,925.3
Other credits	229.5	-	-	-	-	229.5
Other receivables	28.9	-	-	-	-	28.9
Fair value	-	-	-	-	-	-
Cash equivalents	-	-	4,340.7	-	-	4,340.7
Marketable securities	-	344.3	196.0	-	-	540.3
	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-
Amortized cost	-	-	-	-	-	-
Trade accounts payable	-	-	-	-	(6,445.5)	(6,445.5)
Supply chain finance	-	-	-	-	(715.2)	(715.2)
Loans and financing	-	-	-	-	-	-
Local currency	-	-	-	-	(9,343.0)	(9,343.0)
Foreign currency	-	-	-	-	(11,101.3)	(11,101.3)
Finance lease payable	-	-	-	-	(232.6)	(232.6)
	5,853.8	344.3	4,536.7	792.6	(27,837.6)	(16,310.2)

	12.31.16
	Loans and receivables	Available for sale	Trading securities	Held to maturity	Financial liabilities	Total
Assets
Amortized cost
Cash and bank accounts	1,730.4	-	-	-	-	1,730.4
Marketable securities	-	-	-	255.5	-	255.5
Restricted cash	-	-	-	645.8	-	645.8
Trade accounts receivable	3,095.8	-	-	-	-	3,095.8
Other credits	335.5	-	-	-	-	335.5
Other receivables	74.2	-	-	-	-	74.2
Fair value	-	-	-	-	-	-
Cash equivalents	-	-	4,626.5	-	-	4,626.5
Marketable securities	-	623.3	271.2	-	-	894.5
	-	-	-	-	-	-
Liabilities	-	-	-	-	-	-
Amortized cost	-	-	-	-	-	-
Trade accounts payable	-	-	-	-	(5,839.8)	(5,839.8)
Supply chain finance	-	-	-	-	(1,335.6)	(1,335.6)
Loans and financing	-	-	-	-	-	-
Local currency	-	-	-	-	(8,643.7)	(8,643.7)
Foreign currency	-	-	-	-	(10,318.7)	(10,318.7)
Finance lease payable	-	-	-	-	(216.8)	(216.8)
Fair value	-	-	-	-	-	-
Loans and financing - NCE	-	-	-	-	-	-
	5,235.9	623.3	4,897.7	901.3	(26,354.6)	(14,696.4)

For the year ended on December 31, 2017, there were no changes between the 3 levels of hierarchy.

	12.31.17
	Level 1	Level 2	Level 3	Total
Assets
Financial assets
Available for sale
Credit linked notes	15.4	-	-	15.4
Public securities	-	-	-	-
Stocks	328.8	-	-	328.8
Held for trading
Financial treasury bills	166.3	-	-	166.3
Investment funds	29.7	-	-	29.7
Other financial assets
Derivatives designed as hedge accounting	-	27.5	-	27.5
Derivatives not designated as hedge accounting	-	63.1	-	63.1
	540.2	90.6	-	630.8
Liabilities
Financial liabilities
Other financial liabilities
Derivatives designed as hedge accounting	-	(208.8)	-	(208.8)
Derivatives not designated as hedge accounting	-	(90.7)	-	(90.7)
	-	(299.5)	-	(299.5)

	12.31.16
	Level 1	Level 2	Level 3	Total
Assets
Financial assets
Available for sale
Credit linked notes	187.4	-	-	187.4
Public securities	56.4	-	-	56.4
Stocks	379.5	-	-	379.5
Held for trading
Bank deposit certificates	-	48.4	-	48.4
Financial treasury bills	180.5	-	-	180.5
Investment funds	42.3	-	-	42.3
Other financial assets	-	-	-	-
Derivatives designed as hedge accounting	-	197.5	-	197.5
Derivatives not designated as hedge accounting	-	0.5	-	0.5
	846.1	246.4	-	1,092.5
Liabilities
Financial liabilities
Other financial liabilities
Derivatives designed as hedge accounting	-	(222.8)	-	(222.8)
Derivatives not designated as hedge accounting	-	(306.8)	-	(306.8)
	-	(529.6)	-	(529.6)

Schedule of classification of financial assets and liabilities according to the valuation hierarchy

The table below presents the overall classification of financial assets and liabilities according to the valuation hierarchy. For the year ended on December 31, 2017, there were no changes between the 3 levels of hierarchy.

	12.31.17
	Level 1	Level 2	Level 3	Total
Assets
Financial assets
Available for sale
Credit linked notes	15.4	-	-	15.4
Public securities	-	-	-	-
Stocks	328.8	-	-	328.8
Held for trading
Financial treasury bills	166.3	-	-	166.3
Investment funds	29.7	-	-	29.7
Other financial assets
Derivatives designed as hedge accounting	-	27.5	-	27.5
Derivatives not designated as hedge accounting	-	63.1	-	63.1
	540.2	90.6	-	630.8
Liabilities
Financial liabilities
Other financial liabilities
Derivatives designed as hedge accounting	-	(208.8)	-	(208.8)
Derivatives not designated as hedge accounting	-	(90.7)	-	(90.7)
	-	(299.5)	-	(299.5)

	12.31.16
	Level 1	Level 2	Level 3	Total
Assets
Financial assets
Available for sale
Credit linked notes	187.4	-	-	187.4
Public securities	56.4	-	-	56.4
Stocks	379.5	-	-	379.5
Held for trading
Bank deposit certificates	-	48.4	-	48.4
Financial treasury bills	180.5	-	-	180.5
Investment funds	42.3	-	-	42.3
Other financial assets	-	-	-	-
Derivatives designed as hedge accounting	-	197.5	-	197.5
Derivatives not designated as hedge accounting	-	0.5	-	0.5
	846.1	246.4	-	1,092.5
Liabilities
Financial liabilities
Other financial liabilities
Derivatives designed as hedge accounting	-	(222.8)	-	(222.8)
Derivatives not designated as hedge accounting	-	(306.8)	-	(306.8)
	-	(529.6)	-	(529.6)

Schedule of comparison between book value and fair value of financial instruments

Except for the items presented below, the book value of all other financial instruments approximate fair value. The fair value of financial instruments presented below was based in prices observed in active markets, level 1 of the hierarchy for fair value measurement.

		12.31.17		12.31.16
	Maturity	Book value	Fair value	Book value	Fair value
BRF bonds
BRF SA BRFSBZ5	2022	(369.6)	(406.7)	(364.0)	(415.1)
BRF SA BRFSBZ4	2024	-	-	(2,424.1)	(2,404.4)
BRF SA BRFSBZ3	2023	(1,608.3)	(1,578.7)	(1,568.1)	(1,567.4)
BRF SA BRFSBZ7	2018	(503.8)	(502.4)	(502.9)	(475.9)
BRF SA BRFSBZ2	2022	(1,997.5)	(1,974.5)	(1,729.1)	(1,795.8)

BFF bonds
Sadia Overseas BRFSBZ7	2020	(292.2)	(299.9)	(287.2)	(308.7)
Sadia bonds
Sadia Overseas BRFSBZ6	2017	-	-	(370.0)	(376.7)
Bonds BRF - SHB
BRF SA BRFSBZ4	2024	(2,465.4)	(2,427.8)	-	-
Bonds BRF Gmbh
BRF SA BRFSBZ4	2026	(1,628.9)	(1,553.1)	(1,606.6)	(1,538.8)
Quickfood bonds
Quickfood	2022	(168.0)	(168.0)	(144.5)	(144.5)
Total		(9,033.7)	(8,911.1)	(8,996.5)	(9,027.3)

Schedule of quantitative and qualitative information

Quantitative and qualitative information used in preparing these analyzes are based on the position for the year ended December 31, 2017. Future results may differ significantly from those estimates amounts, if the reality becomes different from the assumptions used.

		3.3080	2.9772	2.4810	4.1350	4.9620
Parity - Brazilian Reais x U.S. Dollar		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accouting
Non-deliverable forward	Devaluation of R$	(1.3)	94.1	237.2	(239.9)	(478.4)
Options - currencies	Devaluation of R$	0.7	115.1	313.6	(277.9)	(608.7)
Export prepayments	Devaluation of R$	(300.8)	(231.9)	(128.5)	(473.1)	(645.4)
Bonds	Devaluation of R$	(343.1)	(254.2)	(120.9)	(565.3)	(787.4)
Swaps	Devaluation of R$	(157.8)	(117.0)	(55.9)	(259.8)	(361.7)
Exports (object)	Appreciation of R$	802.2	396.2	(240.0)	1,810.1	2,870.3
Cost (object)	Appreciation of R$	0.1	(2.3)	(5.6)	5.8	11.3
Not designated as hedge accouting
NDF - Purchase	Appreciation of R$	(24.1)	(288.7)	(685.7)	637.5	1,299.1
Futures purchase - B3	Appreciation of R$	(0.2)	(12.1)	(30.0)	29.6	59.3
Net effect		(24.3)	(300.8)	(715.8)	667.0	1,358.4

		3.9693	3.5724	2.9770	4.9616	5.9540
Parity - Brazilian Reais x Euro		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accouting
Non-deliverable forward	Devaluation of R$	(0.7)	5.3	14.2	(15.6)	(30.4)
Exports (object)	Appreciation of R$	0.7	(5.3)	(14.2)	15.6	30.4
Not designated as hedge accouting
NDF - Purchase EUR x US$	Devaluation of R$	33.1	(185.2)	(512.7)	578.9	1,124.7
NDF - Purchase	Devaluation of R$	(0.9)	(12.8)	(30.7)	28.8	58.6
Net effect		32.2	(198.0)	(543.4)	607.7	1,183.3

		4.4714	4.0243	3.3536	5.5893	6.7071
Parity - Brazilian Reais x GBP		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accouting
Non-deliverable forward	Devaluation of R$	(1.0)	10.1	26.9	(29.0)	(56.9)
Exports (object)	Appreciation of R$	1.0	(10.1)	(26.9)	29.0	56.9
Net effect		-	-	-	-	-

		143.85	129.47	107.89	179.81	215.78
Price parity CBOT - Corn - US$/Ton		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
Non-deliverable forward - Corn sale	Increase in the price of corn	1.0	3.6	7.6	(5.5)	(12.0)
Non-deliverable forward - Corn purchase	Decrease in the price of corn	(4.2)	(27.6)	(62.7)	54.3	112.8
Cost (object)	Decrease in the price of corn	3.1	23.9	55.1	(48.8)	(100.8)
Net effect		-	-	-	-	-

		127.11	114.40	95.33	158.89	190.66
Price parity CBOT - Soybean meal - US$/Ton		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
Non-deliverable forward - Soybeal meal purchase	Decrease in the price of soybean meal	(1.1)	(4.9)	(10.7)	8.6	18.3
Soybean meal options	Decrease in the price of soybean meal	(0.2)	(5.6)	(14.3)	6.2	20.8
Cost (object)	Increase in the price of soybean meal	1.3	10.5	25.1	(14.8)	(39.1)
Net effect		-	-	0.1	-	-

		353.38	318.04	265.04	441.73	530.07
Price parity CBOT - Soybean - US$/Ton		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
Non-deliverable forward - Soybean purchase	Decrease in the price of soybean	(1.1)	(3.7)	(7.8)	5.7	12.4
Cost (object)	Increase in the price of soybean	1.1	3.7	7.8	(5.7)	(12.4)
Net effect		-	-	-	-	-